SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

07-15    GER    9600     6.2595       6.72	       Weeden & Co.
07-18    GER     100     6.3000       7.06	       	""
07-19    GER    4700     6.2400       6.77	       	""
07-22    GER    5700     6.0221       6.36	       	""
07-23    GER    3000     5.7583       5.97	       	""
07-26    GER    2200     5.2600       6.07	       	""
07-29    GER    3300     5.7012       6.48	       	""
07-30    GER     900     5.7322       6.56	       	""
07-31    GER    1500     5.8400       6.26	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          08/01/02